Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Number of shares	Share capital	Contributed surplus	Retained earnings (accumulated deficit)	Revaluation surplus	Total
Balance at Dec. 31, 2021		$ 354,707	$ 25,845	$ (21,545)		$ 359,007
Balance (in Shares) at Dec. 31, 2021	194,806,000
Net loss				(175,644)		(175,644)
Total comprehensive loss, net of tax						(175,644)
Share-based payment			21,788			21,788
Issuance of common shares and warrants		54,086	35			54,121
Issuance of common shares and warrants (in Shares)	29,324,000
Deferred tax expense related to equity issuance costs		(3,895)				(3,895)
Exercise of stock options and warrants		36	(15)			21
Exercise of stock options and warrants (in Shares)	70,000
Balance at Dec. 31, 2022		404,934	47,653	(197,189)		255,398
Balance (in Shares) at Dec. 31, 2022	224,200,000
Net loss				(104,036)		(104,036)
Change in revaluation surplus - digital assets, net of tax					9,242	9,242
Total comprehensive loss, net of tax				(104,036)	9,242	(94,794)
Transfer of revaluation surplus on disposal of digital assets to retained earnings, net of tax				6,301	(6,301)
Share-based payment			10,915			10,915
Issuance of common shares and warrants		93,901				93,901
Issuance of common shares and warrants (in Shares)	97,386,000
Settlement of restricted share units		692	(692)
Settlement of restricted share units (in Shares)	250,000
Exercise of stock options and warrants		30,596	(1,254)			29,342
Exercise of stock options and warrants (in Shares)	12,317,000
Balance at Dec. 31, 2023		$ 530,123	$ 56,622	$ (294,924)	$ 2,941	$ 294,762
Balance (in Shares) at Dec. 31, 2023	334,153,000